united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

6 East 32nd Street, 7th Floor, New York, NY 10016

(Address of principal executive offices) (Zip code)

Mike Wagner, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-995-8300

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	COMMON STOCK - 81.9%
	APPAREL - 1.7%
13,900	Hanesbrands, Inc.	$ 402,266

	BANKS - 8.3%
36,095	Bank of America Corp.	562,360
12,707	Bank of New York Mellon Corp.	497,479
4,430	Citigroup, Inc.	219,772
10,750	JPMorgan Chase & Co.	655,427
		1,935,038
	COMMERCIAL SERVICES - 0.7%
9,100	Western Union Co.	167,076

	COMPUTERS - 0.9%
1,500	International Business Machines Corp.	217,455

	COSMETICS/PERSONAL CARE - 1.1%
3,200	Edgewell Personal Care Co.	261,120

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
8,500	Ameriprise Financial, Inc.	927,605

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
3,200	Energizer Holdings, Inc.	123,872

	ENTERTAINMENT - 2.3%
6,916	Madison Square Garden Co., Class A *	498,920
500	Marriott Vacations Worldwide Corp.	34,070
		532,990
	FOOD - 4.0%
3,000	Campbell Soup Co.	152,040
3,000	Kraft Foods Group, Inc.	211,740
9,000	Mondelez International, Inc., Class A	376,830
5,000	Sysco Corp.	194,850
		935,460

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	HEALTHCARE SERVICES - 0.4%
850	Laboratory Corp. of America Holdings *	$ 92,199

	HOUSEHOLD PRODUCTS/WARES - 2.5%
5,000	Clorox Co.	577,650

	HOUSEWARES - 1.0%
3,700	Scotts Miracle-Gro Co., Class A	225,034

	INSURANCE - 4.5%
10,586	Travelers Cos, Inc.	1,053,625

	INTERNET - 1.9%
11,600	Reis, Inc.	262,740
6,187	Yahoo!, Inc. *	178,866
		441,606
	LEISURE TIME - 1.6%
7,500	Carnival Corp.	372,750

	LODGING - 3.0%
10,000	Interval Leisure Group, Inc.	183,600
5,008	Marriott International, Inc., Class A	341,546
9,500	MGM Resorts International *	175,275
		700,421
	MEDIA - 12.5%
3,641	AMC Networks, Inc., Class A *	266,412
9,134	Comcast Corp., Special Class A	522,830
9,580	Discovery Communications, Inc., Class C *	232,698
1,341	Time, Inc.	25,546
10,733	Time Warner, Inc.	737,894
4,370	Tribune Media Co.	155,572
9,500	Walt Disney Co.	970,900
		2,911,852

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	MISCELLANEOUS MANUFACTURER - 1.4%
13,000	General Electric Co.	$ 327,860

	PHARMACEUTICALS - 6.4%
7,500	Bristol-Myers Squibb Co.	444,000
2,500	Johnson & Johnson	233,375
25,500	Pfizer, Inc.	800,955
		1,478,330
	REAL ESTATE - 0.1%
3,700	Trinity Place Holdings, Inc. *	23,588

	RETAIL - 15.4%
5,000	Bed Bath & Beyond, Inc. *	285,100
13,464	Coach, Inc.	389,514
5,000	CVS Health Corp.	482,400
9,600	Home Depot, Inc.	1,108,704
5,000	Kohl's Corp.	231,550
3,000	McDonald's Corp.	295,590
19,100	Staples, Inc.	224,043
3,800	Target Corp.	298,908
29,787	Wendy's Co.	257,658
		3,573,467
	SEMICONDUCTORS - 1.0%
8,000	Intel Corp.	241,120

	SOFTWARE - 3.5%
18,500	Microsoft Corp.	818,810

	TELECOMMUNICATIONS - 1.1%
10,000	Cisco Systems, Inc.	262,500

	TRANSPORTATION - 2.1%
5,000	United Parcel Service, Inc, Class B	493,450

	TOTAL COMMON STOCK (Cost - $11,381,374)	19,097,144

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value
	SHORT-TERM INVESTMENTS - 18.3%
3,445,223	Dreyfus Institutional Reserves Money Fund, 0.00% **	$ 3,445,223
821,497	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01% **	821,497
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,266,720)	4,266,720

	TOTAL INVESTMENTS - 100.2% (Cost - $15,648,094) (a)	$ 23,363,864
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(58,354)
	NET ASSETS - 100.0%	$ 23,305,510

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal income tax purposes is $15,651,348 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 8,449,765
	Unrealized depreciation:	(737,249)
	Net unrealized appreciation:	$ 7,712,516

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices. If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 19,097,144	$ -	$ -	$ 19,097,144
Short-Term Investments	4,266,720	$ -	$ -	4,266,720
Total	$ 23,363,864	$ -	$ -	$ 23,363,864

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/20/15

By

*/s/ Dawn Borelli

Dawn Borelli, Principal Financial Officer/Treasurer

Date 11/20/15